Derivative financial instruments (Tables)	12 Months Ended
Jun. 30, 2025
Derivative financial instruments.
Schedule of derivative financial instruments

	2025		2024
	Assets	Liabilities	Assets	Liabilities
	£’000	£’000	£’000	£’000
Used for hedging:
Forward foreign exchange contracts	472	(5,875)	—	(7,514)
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	(127)	2,297	—
	472	(6,002)	2,297	(7,514)
Less non-current portion:
Used for hedging:
Forward foreign exchange contracts	—	(2,599)	—	(4,911)
At fair value through profit or loss:
Embedded foreign exchange derivatives	—	—	380	—
Non-current derivative financial instruments	—	(2,599)	380	(4,911)
Current derivative financial instruments	472	(3,403)	1,917	(2,603)